Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	March 31,
	2026	2025
Accrued staff costs	$7,070	$6,239
Accrued administrative expenses	35,571	54,888
VAT payable	105,962	—
Other payables	58,261	217,680
Total	$206,864	$278,807